Trade Accounts and Other Receivables - Summary of Changes in the Allowance for Doubtful Accounts (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Text Block [Abstract]
Allowance for doubtful accounts at beginning of year	¥ 97,378	¥ 90,266
Provision for doubtful accounts, net of reversal	10,649	7,780
Write-offs	(1,239)	(3,112)
Other	4,005	2,444
Allowance for doubtful accounts at end of year	¥ 110,793	¥ 97,378